OIL AND GAS LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
OIL AND GAS LEASES [Abstract]
Schedule of Oil and Natural Gas Properties

Oil and gas properties consisted of the following as of March 31, 2013:

                                                                      March 31,          December 31,

                                                                         2013               2012

                                                                  ------------------- ------------------

Proved   properties                                                       $803,200           $803,200

Unproved properties                                                              -                  -

                                                                  ------------------- ------------------

                                                                         $ 803,200           $803,200

      Accumulated depletion

                                                                        2,873                   2,047

                                                                  ------------------- ------------------

                                                                          $800,327           $801,153

                                                                  =================== ==================

Oil and gas properties consisted of the following as of December 31, 2012:

Proved   properties                                                       $803,200

Unproved properties                                                              -

                                                                  -------------------

                                                                         $ 803,200

      Accumulated depletion

                                                                        2,047

                                                                  -------------------

                                                                          $801,153

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